CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 7,718,518	$ 10,468,645		$ 5,535,710
Prepaid expenses and other current assets	555,486	788,004		977,910
Total current assets	8,274,004	11,256,650		6,513,620
Equipment, net of accumulated depreciation	1,047,231	1,082,442		1,017,925
Intangible assets, net	706,250	758,750		968,750
Operating lease right-of-use assets	561,207	592,221		215,071
Total assets	10,588,692	13,690,063		8,715,366
Current liabilities:
Accounts payable	1,179,932	663,170		449,032
Accrued liabilities	504,959	748,460		464,477
Warrant liability	7,516,578	7,519,101		4,087,236
Operating lease liabilities, current	119,946	118,166		92,886
Total current liabilities	9,321,415	9,048,897		5,093,631
Operating lease liabilities, non-current	461,641	491,989		118,577
Total liabilities	9,783,056	9,540,886		5,212,208
Commitments and contingencies
Stockholders' equity:
Common stock, $.001 par value; 90,000,000 shares authorized 9,673,870 shares issued and outstanding at March 31, 2023 and December 31, 2022	9,674	9,674		9,674
Additional paid-in capital	42,409,578	41,894,417		27,559,342
Accumulated deficit	(41,622,169)	(37,763,447)		(24,072,500)
Total stockholders' equity	805,636	4,149,176	$ 8,087,650	3,503,158	$ 4,989,433
Total liabilities and stockholders' equity	10,588,692	13,690,063		8,715,366
Series A Preferred Stock
Stockholders' equity:
Preferred Stock	4,898	4,898		4,898
Series B Preferred Stock
Stockholders' equity:
Preferred Stock	3,196	3,196		$ 1,743
Series C Preferred Stock
Stockholders' equity:
Preferred Stock	$ 459	$ 438